Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31,
	2021 $	2020 $
Cash at bank	35,288,761	14,439,690
Cash on hand	191	50,190

Cash and cash equivalents	35,288,952	14,489,880

Schedule of reconciliation of liabilities arising from financing activities

Lease liabilities $ (Note 24)
At January 1, 2019	1,710,294

Changes from financing cash flows:
Capital element of lease rentals paid	(503,585)
Interest element of lease rentals paid	(64,107)

Total changes from financing cash flows	(567,692)

Other changes:
Increase in lease liabilities from entering into new leases	124,264
Interest expenses (note 6(a))	64,107

Total other changes	188,371

At December 31, 2019	1,330,973

	Lease liabilities $ (Note 24)	Convertible securities $ (Note 25)	Preference shares liabilities $ (Note 26)	Amounts due to shareholders $	Total $
At January 1, 2020	1,330,973	—	—	177,459	1,508,432

Changes from financing cash flows:
Proceeds from issuance of convertible securities	—	12,499,363	—	—	12,499,363
Capital element of lease rentals paid	(610,926)	—	—	—	(610,926)
Interest element of lease rentals paid	(49,400)	—	—	—	(49,400)
Increase in amounts due to shareholders	—	—	—	4,477	4,477

Total changes from financing cash flows	(660,326)	12,499,363	—	4,477	11,843,514

	Lease liabilities $ (Note 24)	Convertible securities $ (Note 25)	Preference shares liabilities $ (Note 26)	Amounts due to shareholders $	Total $
Other changes:
Increase in lease liabilities from entering into new leases	949,810	—	—	—	949,810
Interest expenses (note 6(a))	49,400	—	—	—	49,400
Fair value loss on convertible securities (note 25)	—	2,846,750	—	—	2,846,750
Vesting of shares under the Restricted Share Scheme	—	—	—	(48,622)	(48,622)

Total other changes	999,210	2,846,750	—	(48,622)	3,797,338

At December 31, 2020	1,669,857	15,346,113	—	133,314	17,149,284

	Lease liabilities $ (Note 24)	Convertible securities $ (Note 25)	Preference shares liabilities $ (Note 26)	Amounts due to shareholders $	Total
At January 1, 2021	1,669,857	15,346,113	—	133,314	17,149,284
Changes from financing cash flows:
Proceeds from issuance of convertible securities	—	4,980,718	—	—	4,980,718
Proceeds from issuance of preference shares liabilities	—	—	25,970,000	—	25,970,000
Capital element of lease rentals paid	(1,299,031)	—	—	—	(1,299,031)
Interest element of lease rentals paid	(205,915)	—	—	—	(205,915)
Decrease in amounts due to shareholders	—	—	—	(128,797)	(128,797)

Total changes from financing cash flows	(1,504,946)	4,980,718	25,970,000	(128,797)	29,316,975

	Lease liabilities $ (Note 24)	Convertible securities $ (Note 25)	Preference shares liabilities $ (Note 26)	Amounts due to shareholders $	Total
Other changes:
Increase in lease liabilities from entering into new leases	4,896,384	—	—	—	4,896,384
Interest expenses (note 6(a))	205,915	—	—	—	205,915
Fair value loss on convertible securities (note 25)	—	29,054,669	—	—	29,054,669
Fair value loss on preference shares liabilities (note 26)	—	—	125,398,798	—	125,398,798
Changes in the carrying amount of preference shares liabilities (note 26)	—	—	5,009,847	—	5,009,847
Reclassification of Series A, Series B and Series C preference shares from equity	—	—	279,832,806	—	279,832,806
Fair value recognized in other reserve due to amendment of terms (note 25)	—	811,819	—	—	811,819
Converted to Series D preference shares of the Company (note 25)	—	(50,193,319)	50,193,319	—	—

Vesting of shares under the Restricted Share Scheme	—	—	—	(4,517)	(4,517)
Total other changes	5,102,299	(20,326,831)	460,434,770	(4,517)	445,205,721

At December 31, 2021	5,267,210	—	486,404,770	—	491,671,980

Schedule of total cash outflow for leases

	Year ended December 31,
	2021 $	2020 $	2019 $
Within operating cash flows	(1,019,937)	(429,691)	(125,770)
Within financing cash flows	(1,504,946)	(660,326)	(567,592)

	(2,524,883)	(1,090,017)	(693,362)

Summary of net cash outflow arising from the acquisition of a subsidiary

$
Intangible assets (note 10)	17,619,789
Property, plant and equipment (note 9)	3,209
Trade receivables	8,031
Other receivables	227,082
Inventories	204,495
Cash and cash equivalents	347,761
Trade payables	(968,089)
Accrued expenses	(68,478)

Total identifiable net assets acquired	17,373,800

$
Satisfied by:
Cash consideration	3,277,294
Issuance of exchange loan notes	12,870,723
Deferred consideration	1,225,783

17,373,800

Net cash outflow arising from the Acquisition:
Cash consideration paid	(3,277,294)
Less: cash and cash equivalents acquired	347,761

(2,929,533)